SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The unaudited condensed interim consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the United States Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, the condensed consolidated financial statements include all adjustments necessary, which are of a normal and recurring nature, for the fair presentation of the Company’s financial position and of the results of operations and cash flows for the periods presented. These interim results are not necessarily indicative of the results to be expected for the fiscal year ending September 30, 2022 or for any other interim period or for any other future fiscal year. These condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto included in the Company’s amended Form S-1 for the fiscal year ended September 30, 2021 filed with the Securities and Exchange Commission (“SEC”) on August 8, 2022. There have been no material changes in the Company’s significant accounting policies from those that were disclosed in the fiscal 2021 financial statements, except as noted below.

Principles of Consolidation

The accompanying consolidated financial statements include the assets, liabilities, revenue and expenses of the Company’s wholly-owned subsidiary. All intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Management evaluates these estimates and judgments on an ongoing basis and bases its estimates on experience, current and expected future conditions, third-party evaluations and various other assumptions that management believes are reasonable under the circumstances. Significant estimates have been used by management in conjunction with the following: (i) amounts subject to allowances and returns; (ii) the fair value of assets when determining the existence of impairment factors and the amount of impairment, if any; (iii) the costs of site restoration when determining decommissioning liabilities; (iv) income taxes receivable or payable; (v) the useful lives of assets for the purposes of depreciation; (vi) petroleum and natural gas reserves; and (vii) share-based payments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. These estimates are based on information available as of the date of the financial statements; therefore, actual results could differ from those estimates.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NINE MONTHS ENDED JUNE 30, 2022

(UNAUDITED)

2. Significant Accounting Policies (cont’d…)

Foreign Currency

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Permex Petroleum US Corporation. These consolidated financial statements are presented in United States dollars (“USD,” “US” or “$”). The functional currency of the Company is the Canadian dollar (“CAD”). The functional currency for the subsidiary of the Company is USD.

Recently adopted accounting pronouncement

None.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Permex Petroleum US Corporation and have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

These consolidated financial statements are presented in United States dollars (“USD”). The functional currency of the Company is the Canadian dollar (“CAD”). The functional currency for the subsidiary of the Company is the United States dollar (“USD”).

Principles of Consolidation

The accompanying consolidated financial statements include the assets, liabilities, revenue and expenses of all wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Management evaluates these estimates and judgments on an ongoing basis and bases its estimates on experience, current and expected future conditions, third-party evaluations and various other assumptions that management believes are reasonable under the circumstances. Significant estimates have been used by management in conjunction with the following: (i) amounts subject to allowances and returns; (ii) the fair value of assets when determining the existence of impairment factors and the amount of impairment, if any; (iii) the costs of site restoration when determining decommissioning liabilities; (iv) income taxes receivable or payable; (v) the useful lives of assets for the purposes of depreciation; (vi) petroleum and natural gas reserves; and (vii) share-based payments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. These estimates are based on information available as of the date of the financial statements; therefore, actual results could differ from those estimates.

Cash

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash and cash equivalents. Cash and cash equivalents are recorded at cost, which approximates fair value.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020

2. Significant Accounting Policies (cont’d…)

Trade and other receivables

Trade and other receivables are stated at net realizable value. The majority of customers are not extended credit and therefore time to maturity for receivables is short. On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance or if any accounts should be written off based on a past history of write-offs, collections, and current credit conditions. A receivable is considered past due if the Company has not received payments based on agreed-upon terms. Given the nature and balances of the Company’s receivables the Company has no material loss allowance as at September 30, 2021 and September 30, 2020.

Property and equipment

The Company follows the successful efforts method of accounting for its oil and gas properties. All costs for development wells along with related acquisition costs, the costs of drilling development wells, and related asset retirement obligation (ARO) assets are capitalized. Exploration costs, such as exploratory geological and geophysical costs, and costs associated with non-productive exploratory wells, delay rentals and exploration overhead are expensed. Costs of drilling exploratory wells are capitalized pending determination of whether the wells found proved reserves. Costs of wells that are assigned proved reserves remain capitalized. Costs also are capitalized for exploratory wells that have found crude oil and natural gas reserves even if the reserves cannot be classified as proved when the drilling is completed, provided the exploratory well has found a sufficient quantity of reserves to justify its completion as a producing well and the Company is making sufficient progress assessing the reserves and the economic and operating viability of the project. The Company groups its oil and gas properties with a common geological structure or stratigraphic condition (“common operating field”) for purposes of computing depletion expenses, assessing proved property impairments and accounting for asset dispositions.

Capitalized costs of proved oil and gas properties are depleted by individual field using a unit-of-production method based on proved and probable developed reserves. Proved reserves are estimated using reserve engineer reports and represent the estimated quantities of crude oil, natural gas and natural gas liquids, which geological, geophysical and engineering data demonstrate with a specified degree of certainty to be recoverable in future years from known reservoirs and which are considered commercially producible.

Proved oil and natural gas properties are assessed for possible impairment by comparing their carrying values with their associated undiscounted, future net cash flows. Events that can trigger assessments for possible impairments include write-downs of proved reserves based on field performance, significant decreases in the market value of an asset (including changes to the commodity price forecast or carbon costs), significant change in the extent or manner of use of or a physical change in an asset, and a more-likely-than-not expectation that a long-lived asset or asset group will be sold or otherwise disposed of significantly sooner than the end of its previously estimated useful life. Impaired assets are written down to their estimated fair values, generally their discounted, future net cash flows. For proved oil and natural gas properties, the Company performs impairment reviews on a field basis, annually or as appropriate.

Other corporate equipment consist primarily of leasehold improvements and computer equipment and are stated at cost less accumulated depreciation. The capitalized costs are generally depreciated on a straight line basis over their estimated useful lives as follows:

Computer equipment	2 years
Leasehold improvements	5 years

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020

3. SIGNIFICANT ACCOUNTING POLICIES (cont’d…)

Property and equipment (cont’d…)

For property dispositions, measurement is at fair value, unless the transaction lacks commercial substance or fair value cannot be reliably measured. Where the exchange is measured at fair value, a gain or loss is recognized in net income. Any deferred consideration recorded on property dispositions are recognized as revenue in the statement of loss and comprehensive loss over the reserve life.

Gains or losses are recorded for sales or dispositions of oil and gas properties which constitute an entire common operating field or which result in a significant alteration of the common operating field’s depletion rate. These gains and losses are classified as asset dispositions in the accompanying consolidated statements of loss and comprehensive loss. Partial common operating field sales or dispositions deemed not to significantly alter the depletion rates are generally accounted for as adjustments to capitalized costs with no gain or loss recognized.

Impairment of long-lived assets

The Company assesses long-lived assets for impairment in accordance with the provisions of Financial Accounting Standards Board ASC 360, Property, Plant and Equipment. Long-lived assets (asset group), such as property and equipment and capitalized software development costs subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of the asset. The amount of impairment loss, if any, is measured as the difference between the carrying value of the asset and its estimated fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values, and third-party independent appraisals, as considered necessary. As of September 30, 2021 and 2020, no impairment charge has been recorded.

Decommissioning liabilities

The Company’s activities give rise to dismantling, decommissioning, and site disturbance remediation activities. A provision is made for the estimated cost of site restoration and capitalized in the relevant asset category.

Decommissioning liabilities are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the reporting date. Changes in the present value of the estimated expenditure are reflected as an adjustment to the provision and the relevant asset. The unwinding of the discount on the decommissioning provision is recognized as an accretion expense. Actual costs incurred upon settlement of the decommissioning liabilities are charged against the provision to the extent the provision was recognized.

Decommissioning obligations require the use of management’s best estimates of future decommissioning expenditures, expected timing of expenditures and future inflation rates. A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the liability. Provisions are not recognized for future operating losses.

Provisions for decommissioning associated with the Company’s oil and gas operations are based on current legal and constructive requirements, technology, price levels and expected plans for remediation. Actual costs and cash outflows may differ from estimates due to changes in laws and regulations, public expectations, prices, discovery and analysis of site conditions and changes in clean up technology. Estimates are made using internal and external information.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020

3. SIGNIFICANT ACCOUNTING POLICIES (cont’d…)

Fair value measurement

Fair value accounting is applied for all assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company follows the established framework for measuring fair value and expands disclosures about fair value measurements.

The Company categorizes its assets and liabilities measured at fair value into a three-level hierarchy based on the priority of the inputs to the valuation technique used to determine fair value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used in the determination of the fair value measurement fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement.

Assets and liabilities valued at fair value are categorized based on the inputs to the valuation techniques as follows:

Level 1 – Inputs that utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 – Inputs that include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. Fair values for these instruments are estimated using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows.

Level 3 – Inputs that are unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity.

The financial statements as of and for the years ended September 30, 2021 and 2020, do not include any recurring or nonrecurring fair value measurements relating to assets or liabilities.

Subsequent to initial recognition, the Company may re-measure the carrying value of assets and liabilities measured on a nonrecurring basis to fair value. Adjustments to fair value usually result when certain assets are impaired. Such assets are written down from their carrying amounts to their fair value.

Professional standards allow entities the irrevocable option to elect to measure certain financial instruments and other items at fair value for the initial and subsequent measurement on an instrument-by-instrument basis. The Company has not elected to measure any existing financial instruments at fair value. However, it may elect to measure newly acquired financial instruments at fair value in the future.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020

3. SIGNIFICANT ACCOUNTING POLICIES (cont’d…)

Leases

At inception of a contract, the Company assesses whether a contract is, or contains a lease based on whether the contract conveys the right to control the use of an identified asset for a period in exchange for consideration.

The Company recognizes a right-of-use asset and a lease obligation at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease obligation adjusted for any lease payments made at or before the commencement date.

The lease obligation is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate. Variable lease payments that do not depend on an index or rate are not included in the measurement of the lease obligation. The lease obligation is subsequently measured at amortized cost using the effective interest rate method.

Share capital

The Company records proceeds from the issuance of its Common Shares as equity. Incremental costs directly attributable to the issue of new Common Shares are shown in equity as a deduction, net of tax, from the proceeds. Common Shares issued for consideration other than cash are valued based on their market value at the date that the shares are issued.

Warrants issued with private placement units are classified as equity and initially recorded at fair value with no subsequent remeasurement. Proceeds from the issuance of private placement units are allocated between the private placement warrants and Common Shares on a relative fair value basis.

Earnings (loss) per share

Basic earnings (loss) per share (“EPS”) is calculated by dividing the EPS attributable to common shareholders by the weighted average number of Common Shares outstanding in the period. The diluted EPS reflects all dilutive potential Common Shares equivalents, in the weighted average number of Common Shares outstanding during the period, if dilutive. All of the outstanding convertible securities, stock options and warrants were anti-dilutive for the years ended September 30, 2021 and 2020.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020

3. SIGNIFICANT ACCOUNTING POLICIES (cont’d…)

Share-based payments

The Company issues stock options and other share-based compensation to directors, employees and others service providers. Equity awards including stock options and share purchase warrants are measured at grant date at the fair value of the instruments issued and amortized over the vesting periods using a graded approach. The amount recognized as an expense is adjusted to reflect the actual number of share options that are expected to vest. Each tranche in an award is considered a separate grant with a different vesting date and fair value and is accounted for on that basis.

The offset to the recorded cost is to share-based payments reserve. The number of options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount ultimately recognized as an expense is based on the number of options that eventually vest. Consideration received on the exercise of stock options is recorded as share capital and the related share-based payments reserve is transferred to share capital.

The fair value of the equity awards is determined using the Black-Scholes option pricing model. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on weighted average historic volatility), weighted average expected life of the instruments (based on historical experience), expected dividends, and the risk-free interest rate (based on government bonds).

Revenue

In accordance with ASC 606, Revenue from Contracts with Customers, the Company recognizes revenue when a customer obtains control of a promised good. For natural gas, this is generally at the time product enters the pipeline. For crude oil, this is generally at the time the product reaches a trucking terminal. For natural gas liquids, this is generally at the time the product reaches a gas plant. The amount of revenue recognized reflects consideration that the Company expects to be entitled to receive in exchange for these goods, net of discounts, customs duties, royalties and withholding tax. Royalty income represents net revenue interests from the sale of crude oil and natural gas and is recognized when the operators of the properties complete the sale of crude oil and natural gas.

For natural gas, this is generally at the time product enters the pipeline. For crude oil, this is generally at the time the product reaches a trucking terminal. For natural gas liquids, this is generally at the time the product reaches a gas plant. Revenue is measured net of discounts, customs duties, royalties and withholding tax. Royalty income represents net revenue interests from the sale of crude oil and natural gas and is recognized upon the operators of the properties completing the sale of crude oil and natural gas.

The Company records revenue in the month production is delivered to the purchaser. However, production statements for oil and gas sales may not be received until the following month end after the products are purchased, and as a result, the Company is required to estimate the amount of revenue to be received. The Company records the differences between its estimates and the actual amounts received for revenue in the month that payment is received from the customer. Identified differences between the Company’s revenue estimates and actual revenue received historically have not been significant. The Company believes that the pricing provisions of its oil, natural gas and natural gas liquids contracts are customary in the industry. To the extent actual volumes and prices of oil and natural gas sales are unavailable for a given reporting period because of timing or information not received from third parties, the revenue related to sales volumes and prices for those good sold are estimated and recorded.

The Company does not have any contract assets or liabilities, or capitalized contract costs.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020

3. SIGNIFICANT ACCOUNTING POLICIES (cont’d…)

Foreign currencies

Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions. At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at that date. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. Non-monetary assets and liabilities that are stated at fair value are translated using the historical rate on the date that the fair value was determined. All gains and losses on translation of these foreign currency transactions are charged to profit or loss.

Financial statements of the parent company prepared under their functional currencies are translated into United States dollars for consolidation purposes as follows: assets and liabilities are translated using the exchange rate prevailing at the reporting date; revenue and expenses are translated using the average rates of exchange for the period. Gains and losses resulting from translation adjustments are recorded to other comprehensive income (loss) and accumulated as a separate component of shareholders’ equity, described as foreign currency translation adjustment.

Income taxes

Current taxes receivable or payable are estimated on taxable income or loss for the current year at the statutory tax rates enacted or substantively enacted at the reporting date.

Deferred income tax is recognized on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred income tax assets and liabilities are measured at the tax rates that have been enacted or substantially enacted at the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. Deferred income tax assets also result from unused loss carry forwards, resource related pools and other deductions. At the end of each reporting year the Company reassesses unrecognized deferred tax assets. Deferred income tax assets are recognized for unused tax losses, tax credits and deductible temporary differences, only to the extent that it is probable that future taxable profit will be available against which they can be utilized.

Deferred income tax assets and deferred income tax liabilities are offset if a legally enforceable right exists to offset current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020

3. SIGNIFICANT ACCOUNTING POLICIES (cont’d…)

New accounting standards

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) – Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 simplifies the guidance on the issuer’s accounting for convertible debt instruments by removing the separation models for (1) convertible debt with a cash conversion feature and (2) convertible instruments with a beneficial conversion feature. As a result, entities will not separately present in equity an embedded conversion feature in such debt. Instead, they will account for a convertible debt instrument wholly as debt, and for convertible preferred stock wholly as preferred stock, unless (1) a convertible instrument contains features that require bifurcation as a derivative under ASC 815 or (2) a convertible debt instrument was issued at a substantial premium. The elimination of these models will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that is within the scope of ASU 2020-06. ASU 2020-06 requires entities to provide expanded disclosures about the terms and features of convertible instruments, how the instruments have been reported in the entity’s financial statements, and information about events, conditions, and circumstances that can affect the amount or timing of an entity’s future cash flows related to those instruments. ASU 2020-06 further removes three of the conditions for equity classification from ASC 815-40-25-10 and requires freestanding contracts on an entity’s own equity that do not qualify as equity under ASC 815-40 to be accounted for at fair value, with changes in fair value recognized in earnings, irrespective of whether such contracts meet the definition of a derivative in ASC 815. ASU 2020-06 also requires the application of the if-converted method for calculating diluted earnings per share and the treasury stock method will be no longer available. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, with early adoption permitted, but no earlier than fiscal years beginning after December 15, 2020. The Company adopted ASU 2020-06 during the year ended September 30, 2021.

In June 2016, the FASB issued ASU No. 2016-13 (Topic 326), Financial Instruments — Credit Losses – Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 changes how to recognize expected credit losses on financial assets. The standard requires more timely recognition of credit losses on loans and other financial assets and also provides additional transparency about credit risk. The current credit loss standard generally requires that a loss actually be incurred before it is recognized, while the new standard will require recognition of full lifetime expected losses upon initial recognition of the financial instrument. Originally, ASU 2016-13 was effective for fiscal years beginning after December 15, 2019, with early adoption permitted. In November 2019, FASB issued ASU No. 2019-10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). This ASU defers the effective date of ASU 2016-13 for non-public companies to fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact of this standard on its financial statements and related disclosures.